Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Chinese government state pension expense	$ 633	$ 370	$ 441
Percentage of average monthly salary used to calculate pension expense, minimum range	8.00%	8.00%	8.00%
Percentage of average monthly salary used to calculate pension expense, maximum range	14.00%	14.00%	14.00%